SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended							2 Months Ended	9 Months Ended		12 Months Ended						1 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011	May 31, 2011	Nov. 30, 2010	Oct. 31, 2010	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jul. 13, 2012	Dec. 09, 2011	Nov. 18, 2011	Dec. 29, 2010	Oct. 31, 2011 Stan Checketts Properties [Member]	Oct. 28, 2011 Atlantic and Madison Of Nj Corp [Member]	Oct. 28, 2011 Lake Isle Corp [Member]	Oct. 31, 2011 David K Koch [Member]	Nov. 01, 2011 Chief Executive Officer [Member]	Nov. 30, 2011 Convertible Promissory Note [Member]	Sep. 30, 2011 Convertible Promissory Note [Member]	Nov. 01, 2011 Convertible Promissory Note [Member]	Nov. 30, 2011 Private Placement [Member]	Nov. 30, 2011 Private Placement One [Member]	Dec. 09, 2011 Warrant [Member]	Nov. 18, 2011 Warrant [Member]	Nov. 01, 2011 Warrant [Member]	Nov. 01, 2011 Warrant [Member] Private Placement [Member]
Convertible Notes Payable, Noncurrent													$ 1,200,000
Stock Issued During Period, Shares, New Issues	240,000
Stock Issued During Period Shares New Issues One	20,000
Stock Issued During Period Shares New Issues Two	13,100
Issuance of common stock for interest expense	1,200,000								469,160	0
Notes Payable, Noncurrent													100,000
Broker Dealer Cash Fees Paid For 2012 Offering	78,000
Lease Agreement Date				Oct. 01, 2011													Oct. 01, 2011
Lease Area				7,350													20,400
Loans Payable																		676,000			100,000
Debt- long term, net of discount									2,668,533		2,807,869	38,111						300,000
Principal Amount Of Debt Owed																		1,451,000
Long-term Line of Credit										1,000,000						3,250,000			1,000,000
Employment Agreement Date																				Oct. 28, 2011
Effective Date Of Employment Agreement																				Aug. 01, 2011
Notes Payable, Current														925,000	1,350,000									9,400,000
Debt Instrument, Interest Rate During Period					0.03%			0.03%	3.81%		6.00%											6.00%	6.00%
Common stock, shares issued									7,399,086		7,277,192	7,021,404															218,000	318,000	23,530	2,200,000
Proceeds from private placement- common stock		925,000							0	1,199,999		9,340,576													2,700,000	1,250,000
Repayments of Short-term Debt																									6,700,000	100,000
Amount Invested By Subscriber			100,000
Principal Amount Note Issued To Subscriber			100,000
Interest Payable On Notes In Shares Of Common Stock Conditions											"If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the Average Price), if the average daily trading volume (the ADTV) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price. "
Effect Of Mandatory Conversion Date Description											The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.
Warrants Exercisable Period											5 years
Warrants Exercise Price					$ 6	$ 5	$ 5	$ 6			$ 4.25	$ 6
Average Trading Volume Description											Cashless exercise is permitted if the average trading volume of the Company's Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares.
Warrants Exercise Limit											4.90%
Placement Agent Fee											$ 243,989
Warrants Expiration Period											5 years
Default In Filling Of Registration Statement, Description											In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor's Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the Subscription Agreement and owned by such holder.